Revenues, Deferred Revenues and Segments (Tables)	6 Months Ended
Jun. 30, 2026
Revenues, Deferred Revenues and Segments [Abstract]
Schedule of Segment Operating Income (Loss)

The tables below show our segment operating income (loss) for the periods presented:

	June 30,
	2026			2025
	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated
Revenues	$3,091	$19	$3,110	$-	$302	$302
Equity based expenses	843	-	843	-	1,099	1,099
General and administrative expenses	14,598	495	15,093	-	3,077	3,077
Impairment of non-financial assets	59,535	-	59,535	-	-	-
Segment operating loss	(71,885)	(476)	(72,361)	-	(3,874)	(3,874)
Interest income (expense)	58	-	58	-	(80)	(80)
Other income (expense)	(5,703)	170	(5,533)	-	2,433	2,433
Loss before income taxes from continuing operations	$(77,530)	$(306)	$(77,836)	$-	$(1,521)	$(1,521)

Schedule of Revenues by Geographical Location	Revenues by geographical location are as follows:
	June 30,
	2026	2025
Europe	$19	$302
Other	3,091	-
Total	$3,110	$302